Financial Risk Management - Credit Risk - Gross credit risk exposure (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial Risk Management
Assets associated with unit-linked insurance products and other products	$ 156.8	$ 1,368.3
Income taxes refundable	86.9	86.7
Credit risk
Financial Risk Management
Maximum exposure to credit risk	66,483.2	61,711.7
Credit risk | Cash and short term investments
Financial Risk Management
Maximum exposure to credit risk	$ 9,217.9	$ 8,522.6
Credit risk | Cash and short term investments | Canada and United States
Financial Risk Management
Risk exposure percentage	71.50%	69.40%
Credit risk | Cash and short term investments | Europe
Financial Risk Management
Risk exposure percentage	17.40%	17.40%
Credit risk | Cash and short term investments | Other foreign countries
Financial Risk Management
Risk exposure percentage	11.10%	13.20%
Credit risk | U.S. sovereign government and other sovereign government rated AA/Aa or higher
Financial Risk Management
Risk exposure percentage	33.20%	30.00%
Credit risk | U.S. sovereign government
Financial Risk Management
Maximum exposure to credit risk	$ 20,081.9	$ 15,863.9
Credit risk | Other sovereign government rated AA/Aa or higher
Financial Risk Management
Maximum exposure to credit risk	4,801.5	4,378.7
Credit risk | Other sovereign government rated AA/Aa or higher | Canada
Financial Risk Management
Bonds issued by government	2,197.9	2,294.1
Credit risk | Other sovereign government rated AA/Aa or higher | Australia
Financial Risk Management
Bonds issued by government	571.6	479.1
Credit risk | Other sovereign government rated AA/Aa or higher | United Kingdom
Financial Risk Management
Bonds issued by government	453.1	363.8
Credit risk | All other sovereign government
Financial Risk Management
Maximum exposure to credit risk	3,477.9	4,048.7
Credit risk | All other sovereign government | Greece
Financial Risk Management
Bonds issued by government		1,130.8
Credit risk | All other sovereign government | South Africa
Financial Risk Management
Bonds issued by government	462.0
Credit risk | All other sovereign government | Poland
Financial Risk Management
Bonds issued by government	411.6
Credit risk | All other sovereign government | Brazil
Financial Risk Management
Bonds issued by government	1,006.2	673.9
Credit risk | All other sovereign government | India
Financial Risk Management
Bonds issued by government		628.5
Credit risk | Canadian provincials
Financial Risk Management
Maximum exposure to credit risk	411.9	446.9
Credit risk | U.S. states and municipalities
Financial Risk Management
Maximum exposure to credit risk	163.1	179.6
Credit risk | Corporate and other
Financial Risk Management
Maximum exposure to credit risk	$ 11,822.4	$ 13,317.7
Risk exposure percentage	15.80%	19.80%
Credit risk | Investments in first mortgage loans
Financial Risk Management
Maximum exposure to credit risk	$ 5,402.5	$ 4,777.8
Credit risk | Receivable from counterparties to derivative contracts
Financial Risk Management
Maximum exposure to credit risk	2,081.9	1,291.4
Credit risk | Insurance contract receivables
Financial Risk Management
Maximum exposure to credit risk	1,006.2	780.4
Credit risk | Reinsurance contracts assets held
Financial Risk Management
Maximum exposure to credit risk	11,251.0	10,682.6
Credit risk | Other assets
Financial Risk Management
Maximum exposure to credit risk	2,167.5	2,199.2
Assets associated with unit-linked insurance products and other products	156.8	1,368.3
Income taxes refundable	$ 86.9	$ 86.7